SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENT NOTE [Text Block]
14.	SUBSEQUENT EVENT NOTE
Subsequent to December 31, 2015, an aggregate of 102,500 common shares were re-purchased for US$15,743 (CAD$22,288) and cancelled.